Share capital (FY) (Tables)	9 Months Ended	12 Months Ended
	Apr. 30, 2025	Jul. 31, 2024
Share Capital [Abstract]
Share Purchase Warrants Outstanding
The continuity of share purchase warrants is as follows:

	Number of warrants	Weighted Average Exercise price	Remaining life (Years)
Balance, July 31, 2023	1,509,817	$4.25	1.85
Exercised	(180,971)	$0.97	—
Balance, July 31, 2024	1,328,846	$4.72	0.67
Issued on RTO (Note 4)	22,699,987	$1.52	—
Exercised	(91,760)	$0.95	—
Expired	(1,038,016)	$5.67	—
Balance, April 30, 2025	22,899,057	$1.52	4.74

As at April 30, 2025, the following share purchase warrants were outstanding:

Number of warrants outstanding	Exercise price	Expiry date
12,999	CAD$13.08	June 30, 2025
186,071	CAD$1.31	September 29, 2026
22,699,987*	$1.52	November 6, 2029
22,899,057

*	Each warrant exercisable for 0.9692 common stock.

Stock Options Activity
The continuity of the Company’s stock options is as follows:

	Number of options	Weighted average exercise price
Outstanding, October 31, 2024 and July 31, 2024	627,786	$4.01
Forfeited	(13,991)	$3.79
Granted	500,000	$0.23
Cancelled	(27,301)	$3.79
Outstanding, April 30, 2025	1,086,494	$2.28
Exercisable, July 31, 2024	334,964	$4.01
Exercisable, April 30, 2025	446,102	$3.99

Stock Options Outstanding and Exercisable
As at April 30, 2025, the following stock options were outstanding and exercisable:

Number of options outstanding	Exercise price	Expiry date	Number of options exercisable
26,763	CAD$5.24	January 17, 2028	26,763
91,760	CAD$5.24	February 6, 2028	91,760
84,113	CAD$7.26	May 15, 2028	53,909
7,646	CAD$7.72	June 26, 2028	5,734
229,398	CAD$5.24	January 17, 2032	160,578
45,880	CAD$5.24	March 1, 2032	32,116
9,176	CAD$5.24	March 14, 2032	6,424
76,466	CAD$5.24	October 12, 2032	53,526
15,292	CAD$5.24	February 6, 2033	15,292
500,000	$0.23	March 26, 2030	—
1,086,494			446,102

RSUs Outstanding
The continuity of the Company’s RSU’s is as follows:

Number of RSU’s
Outstanding, July 31, 2023	1,036,892
Granted	177,949
Outstanding, July 31, 2024	1,214,841
Granted	305,867
Forfeited	(37,541)
Outstanding, April 30, 2025	1,483,167

As at April 30, 2025, the following RSUs were outstanding and vested:

Number of RSUs outstanding	Grant date	Number of RSUs Vested
9,176	November 30, 2021	9,176
382,335	December 24, 2021	267,634
10,094	March 1, 2022	10,094
627,029	March 14, 2022	452,684
148,666	July 30, 2024	55,332
305,867	March 26, 2025	214,107
1,483,167		1,009,027

DevvStream Holdings, Inc. [Member]
Share Capital [Abstract]
Share Purchase Warrants Outstanding
The continuity of share purchase warrants is as follows:

	Number of warrants	Weighted Average Exercise price	Remaining life (Years)
Balance, July 31, 2022	7,959,376	CAD$0.70	1.80
Replacement Finco Warrants (Note 4)	2,997,975	CAD$1.20	1.27
Issued	85,000	CAD$2.00	1.92
Exercised	(1,170,000)	CAD$0.35	—
Balance, July 31, 2023	9,872,351	CAD$0.90	1.85
Exercised	(1,183,333)	CAD$0.20	—
Balance, July 31, 2024	8,689,018	CAD$1.00	0.67

As at July 31, 2024, the following share purchase warrants were outstanding:

Number of warrants outstanding	Exercise price	Expiry date
6,787,351	CAD$1.20	November 4, 2024
85,000	CAD$2.00	June 30, 2025
1,816,667	CAD$0.20	September 29, 2026
8,689,018

Stock Options Activity
The continuity of the Company’s stock options is as follows:

	Number of options	Weighted average exercise price
Outstanding, July 31, 2022	1,980,000	CAD$0.80
Granted	2,125,000	CAD$0.89
Outstanding, July 31, 2024 and 2023	4,105,000	CAD$0.85
Exercisable, July 31, 2023	693,750	CAD$0.81
Exercisable, July 31, 2024	2,190,250	CAD$0.85

Stock Options Outstanding and Exercisable
As at July 31, 2024, the following stock options were outstanding and exercisable:

Number of options outstanding	Exercise price	Expiry date	Number of options exercisable
175,000	CAD$0.80	January 17, 2028	131,250
550,000	CAD$1.11	May 15, 2028	245,000
50,000	CAD$1.18	June 26, 2028	25,000
1,500,000	CAD$0.80	January 17, 2032	825,000
360,000	CAD$0.80	March 1, 2032	198,000
60,000	CAD$0.80	March 14, 2032	33,000
60,000	CAD$0.80	April 13, 2032	33,000
500,000	CAD$0.80	October 12, 2032	275,000
850,000	CAD$0.80	February 6, 2033	425,000
4,105,000			2,190,250

Assumptions Used to Fair Value Stock Options Granted
The fair value of stock options granted were estimated using the Black-Scholes Option Pricing Model with the following assumptions:

Assumptions
Risk-free interest rate	2.93% - 3.70%
Expected volatility	150%
Fair value of underlying share	CAD$0.60 - CAD$1.18
Exercise price	CAD$0.80 - CAD$1.18
Dividend yield	0%
Expected life (years)	5.00 - 10.00

RSUs Outstanding
As at July 31, 2023 the following RSUs were outstanding and vested:

Number of RSUs outstanding	Grant date	Number of RSUs vested
60,000	November 30, 2021	20,000
2,500,000	December 24, 2021	625,000
120,000	March 1, 2022	30,000
4,100,000	March 14, 2022	1,025,000
6,780,000		1,700,000